Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Accounts Payable [Abstract]
Employees and payroll accruals	$ 5,797	$ 3,624
Accrued vacation pay	1,510	1,406
Government authorities	1,997	798
Accrued expenses	12,636	3,195
Current liability of government grants	402	194
Liability on account of shares issuance	2,289
Other	691	445
Total other accounts payables	$ 25,322	$ 9,662